Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following:

	As of December 31
	2017	2016
New recreational vehicles	$89,668	$91,152
Pre-owned recreational vehicles	31,378	36,642
Parts, accessories and other	5,054	4,431
	126,100	132,225

Less: Excess of current cost over LIFO	(11,930)	(8,158)

	$114,170	$124,067